Summary of Significant Accounting Policies (Details) - Schedule of Common Shares and Common Share Equivalents Excluded From the Calculation of Diluted Net Loss per Common Share - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	77,520,857	3,664,627	41,341,926	3,238,000	6,563,626	2,210,272
Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	341,034	370,760	346,252	370,760	351,587	252,006
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	77,179,810	1,737,626	40,995,661	1,310,999	6,212,026	1,285,428
Convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals	13	1,503,728	13	1,503,728	13	525,345
Earnout reserve [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Totals		52,513		52,513		147,493